Equity method investment, net - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity method investment, net
Aggregated carrying amount (before impairment loss) of the limited partnerships	¥ 454,803	¥ 444,451
Maximum amount of additional capital commitment	300,019	301,444
Maximum exposures to the losses of the limited partnerships	754,822	745,895
Impairment losses	62,623
Capital Investments	33,154	84,566	¥ 1,458
Return of capital	(19,547)	(50,088)	(111,449)
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Impairment losses	¥ 62,623	¥ 187,329
Gefei Chengyun
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital			(1,513)
Jiushen
Equity method investment, net
Effective interests in the limited partnerships	12.00%	12.00%
Capital Investments	¥ 6,350	¥ 22,000
Return of capital	¥ (18,500)	(3,455)	(9,397)
Jiuchang
Equity method investment, net
Return of capital		¥ (2,800)	(4,290)
Shiguan
Equity method investment, net
Effective interests in the limited partnerships	27.60%	27.60%
Jiuchuan
Equity method investment, net
Effective interests in the limited partnerships	10.00%	10.00%
Decheng
Equity method investment, net
Effective interests in the limited partnerships	2.00%	2.00%
Return of capital			(463)
Tianye
Equity method investment, net
Effective interests in the limited partnerships	26.00%	26.00%
Return of capital		¥ (1,666)	(3,003)
Qianli
Equity method investment, net
Effective interests in the limited partnerships	16.00%	16.00%
Jiuyi
Equity method investment, net
Return of capital			(26,312)
Jiuzhen
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital	¥ (414)	¥ (1,826)
Yunde
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Capital Investments		¥ 4,690
Return of capital		¥ (6,862)	(4,800)
Deyan
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital		¥ (1,300)	(3,500)
Detong
Equity method investment, net
Effective interests in the limited partnerships	40.00%	40.00%
Return of capital		¥ (48)
Derong
Equity method investment, net
Effective interests in the limited partnerships	37.00%	37.00%
Capital Investments		¥ 20,000
Return of capital	¥ (1)
Jiushi
Equity method investment, net
Effective interests in the limited partnerships	40.00%	40.00%
Capital Investments		¥ 500
Return of capital		¥ (31,371)	(38,220)
Qixing
Equity method investment, net
Effective interests in the limited partnerships	15.70%	15.70%
Return of capital			(8,750)
Ruokun
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital			(5,000)
Deyu
Equity method investment, net
Capital Investments			1,000
Return of capital			(4,000)
Honggeng
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital			(2,201)
Jiaxinda
Equity method investment, net
Effective interests in the limited partnerships	10.00%	10.00%
Capital Investments			¥ 458
Return of capital		¥ (458)
Fangjin
Equity method investment, net
Effective interests in the limited partnerships	49.00%	49.00%
Capital Investments		¥ 490
Return of capital	¥ (234)
Muju
Equity method investment, net
Effective interests in the limited partnerships	30.00%	30.00%
Capital Investments	¥ 23,814	¥ 36,886
Return of capital	¥ (398)	¥ (302)
Chenji Zhaozhao
Equity method investment, net
Effective interests in the limited partnerships	30.00%
Capital Investments	¥ 2,190
Tinghaozhu Space
Equity method investment, net
Effective interests in the limited partnerships	40.00%
Capital Investments	¥ 800